Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowings
30.	Borrowings

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Secured
- Bank borrowings (a)	—	8,227,300
Unsecured
- Bank borrowings (b)	50,726,390	54,890,796

	50,726,390	63,118,096
Interest payable	388,185	417,817

Total borrowings	51,114,575	63,535,913

(a)
As of December 31, 2025, the Group had RMB8,227.3 million (2024: nil) secured bank borrowings pledged by deposits. The terms of the borrowings are twelve months, whose interest rates range from

2.135% to 3.10% per annum.

(b)	The following table sets forth the range of interest rates of borrowings as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025

Bank borrowings - fixed rate	2.24%-4.20%	1.65%-4.20%
Bank borrowings - floating rate	3.78%-7.23%	3.35%-6.39%

(c)	The bank borrowings are repayable as follows:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Within 1 year	49,114,132	62,088,750
Between 1 and 2 years	2,000,443	1,447,163

	51,114,575	63,535,913